Advances from customers	12 Months Ended
Dec. 31, 2017
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Advances from customers
22.	Advances from customers

	12.31.2017	12.31.2016
Denominated in U.S. dollars	771.4	710.8
Denominated in Reais	131.9	145.4

	903.3	856.2

Current portion	799.2	716.4
Non-current portion	104.1	139.8

The balance of advances from customers related to construction contracts using the POC method is US$ 234.5 at December 31, 2017 (US$ 357.4 at December 31, 2016).